Cash and cash equivalents (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash on hand		S/ 1,088	S/ 1,391	S/ 1,388
Cash at banks	[1]	24,128	28,424	46,419
Short-term deposits	[2]	24,000	50,400	110,200
Cash and cash equivalents		S/ 49,216	S/ 80,215	S/ 158,007	S/ 580,499

[1]	Cash at banks is denominated in local and foreign currencies, is deposited in local and foreign banks and is freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	As of December 31, 2017, 2016 and 2015, the short-term deposits held in local banks were freely available and earned interest at the respective short-term deposits rates. These short-term deposits, with original maturities of less than three months, were collected in January 2018, 2017 and 2016, respectively.